IMPAIRMENT OF ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance at January 1	$ 65,751	$ 65,851
Increase (decrease) due to business combination		732
Increase (decrease) in foreign currency exchange	(6,184)	(832)
Closing balance	$ 59,567	$ 65,751